Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Aerospace & Defense-66.26%
AAR Corp.	62,018	$1,067,950
Aerojet Rocketdyne Holdings, Inc.(b)	136,377	5,625,551
AeroVironment, Inc.(b)	42,897	3,283,765
Axon Enterprise, Inc.(b)	70,021	5,820,846
Boeing Co. (The)	272,637	43,076,646
BWX Technologies, Inc.	169,764	9,255,533
CAE, Inc. (Canada)	473,522	7,069,683
Cubic Corp.	55,580	2,334,360
Curtiss-Wright Corp.	76,086	6,780,784
Ducommun, Inc.(b)	20,628	741,577
Elbit Systems Ltd. (Israel)	78,793	11,105,873
General Dynamics Corp.	242,229	35,544,684
HEICO Corp.	239,766	23,046,308
Hexcel Corp.	149,034	5,558,968
Howmet Aerospace, Inc.	771,655	11,405,061
Huntington Ingalls Industries, Inc.	72,736	12,634,971
Kaman Corp.	49,632	1,959,968
Kratos Defense & Security Solutions, Inc.(b)	190,102	3,423,737
L3Harris Technologies, Inc.	182,526	30,724,602
Lockheed Martin Corp.	133,875	50,734,609
Maxar Technologies, Inc.	106,782	1,899,652
Mercury Systems, Inc.(b)	96,710	7,488,255
Moog, Inc., Class A	61,854	3,322,797
Northrop Grumman Corp.	140,391	45,628,479
PAE, Inc.(b)(c)	89,138	702,407
Parsons Corp.(b)	179,462	6,250,661
RADA Electronic Industries Ltd. (Israel)(b)	68,557	433,280
Raytheon Technologies Corp.	722,958	40,977,259
Spirit AeroSystems Holdings, Inc., Class A	186,978	3,659,159
Teledyne Technologies, Inc.(b)	65,155	19,983,039
Textron, Inc.	406,458	14,201,643
TransDigm Group, Inc.	60,987	26,320,770
Triumph Group, Inc.	92,448	626,797
Vectrus, Inc.(b)	20,545	903,775
		443,593,449
Communications Equipment-0.73%
Comtech Telecommunications Corp.	43,219	709,656
ViaSat, Inc.(b)	110,791	4,205,626
		4,915,282
Construction & Engineering-3.02%
Jacobs Engineering Group, Inc.	236,885	20,218,135
Containers & Packaging-4.22%
Ball Corp.	383,629	28,246,603
Diversified Telecommunication Services-0.96%
Iridium Communications, Inc.(b)	234,661	6,427,365
Electronic Equipment, Instruments & Components-1.83%
FLIR Systems, Inc.	239,586	9,981,153
OSI Systems, Inc.(b)	32,145	2,281,009
		12,262,162
	Shares	Value
Industrial Conglomerates-7.77%
Honeywell International, Inc.	348,188	$52,008,841
IT Services-11.71%
Booz Allen Hamilton Holding Corp.	247,295	20,218,839
CACI International, Inc., Class A(b)	44,352	9,217,233
KBR, Inc.	252,825	5,622,828
Leidos Holdings, Inc.	251,364	23,919,798
ManTech International Corp., Class A	71,625	4,983,668
Perspecta, Inc.	286,276	6,126,306
Science Applications International Corp.	103,396	8,269,612
		78,358,284
Machinery-2.66%
Oshkosh Corp.	121,200	9,540,864
Woodward, Inc.	110,389	8,272,552
		17,813,416
Software-0.88%
FireEye, Inc.(b)	391,168	5,906,637
Total Common Stocks & Other Equity Interests (Cost $687,936,424)		669,750,174

Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $668,615)	668,615	668,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $688,605,039)		670,418,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 0.06%(d)(e)(f)	47,069	47,069
Invesco Private Prime Fund, 0.15%(d)(e)(f)	15,686	15,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,759)		62,759
TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $688,667,798)		670,481,548
OTHER ASSETS LESS LIABILITIES-(0.15)%		(1,013,747)
NET ASSETS-100.00%		$669,467,801
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$851,218	$2,889,437	$(3,072,040)	$-	$-	$668,615	$194
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,526,942	9,661,442	(18,141,315)	-	-	47,069	57
Invesco Private Prime Fund	-	473,991	(458,301)	-	-	15,690	6
Total	$9,378,160	$13,024,870	$(21,671,656)	$-	$-	$731,374	$257

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco CleantechTM ETF (PZD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-1.59%
Hexcel Corp.	100,017	$3,730,634
Auto Components-2.65%
BorgWarner, Inc.	169,486	6,203,188
Building Products-6.13%
Johnson Controls International PLC	187,120	7,200,378
Kingspan Group PLC (Ireland)	99,521	7,149,277
		14,349,655
Chemicals-6.73%
Gurit Holding AG, BR (Switzerland)	995	1,765,340
Novozymes A/S, Class B (Denmark)(b)	111,700	6,692,796
PQ Group Holdings, Inc.(c)	114,883	1,409,615
Umicore S.A. (Belgium)	124,632	5,886,251
		15,754,002
Commercial Services & Supplies-2.13%
TOMRA Systems ASA (Norway)(c)	121,568	4,998,577
Communications Equipment-0.60%
Digi International, Inc.(c)	115,886	1,404,538
Construction & Engineering-1.10%
Ameresco, Inc., Class A(c)	92,884	2,571,029
Electrical Equipment-21.98%
ABB Ltd. (Switzerland)	296,129	7,412,177
EnerSys	55,906	3,760,238
Schneider Electric SE (France)	59,966	6,966,178
Sensata Technologies Holding PLC(c)	156,590	5,947,288
Siemens Gamesa Renewable Energy S.A. (Spain)	405,819	9,537,634
Sunrun, Inc.(c)	136,195	4,996,994
TPI Composites, Inc.(c)	94,824	2,425,598
Vestas Wind Systems A/S (Denmark)	64,518	8,315,387
XP Power Ltd. (Singapore)	42,192	2,109,863
		51,471,357
Electronic Equipment, Instruments & Components-8.85%
Badger Meter, Inc.	43,132	2,700,063
Hollysys Automation Technologies Ltd. (China)	143,093	1,731,425
Horiba Ltd. (Japan)	51,928	2,652,144
Itron, Inc.(c)	51,726	3,598,061
Opus Group AB (Sweden)(c)	1,251,884	1,186,891
Trimble, Inc.(c)	149,347	6,647,435
Vaisala OYJ, Class A (Finland)	59,898	2,202,794
		20,718,813
Independent Power and Renewable Electricity Producers-2.91%
Ormat Technologies, Inc.	65,512	3,897,964
Scatec Solar ASA (Norway)(d)	169,316	2,924,241
		6,822,205
Industrial Conglomerates-3.79%
Raven Industries, Inc.	81,278	1,756,418
Roper Technologies, Inc.	16,443	7,110,775
		8,867,193
	Shares	Value
Life Sciences Tools & Services-2.75%
Eurofins Scientific SE (Luxembourg)(c)	9,853	$6,429,117
Machinery-10.47%
Donaldson Co., Inc.	113,966	5,509,116
Kadant, Inc.	21,722	2,357,054
Kornit Digital Ltd. (Israel)(c)	54,105	2,899,487
Lindsay Corp.	23,751	2,303,134
Woodward, Inc.	56,975	4,269,707
Xylem, Inc.	98,361	7,178,386
		24,516,884
Mortgage REITs-1.39%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	92,890	3,253,937
Professional Services-6.81%
Intertek Group PLC (United Kingdom)	96,080	6,781,925
Ricardo PLC (United Kingdom)	231,484	1,036,035
SGS S.A. (Switzerland)	2,623	6,894,133
Willdan Group, Inc.(c)	50,341	1,241,409
		15,953,502
Semiconductors & Semiconductor Equipment-13.76%
Advanced Energy Industries, Inc.(c)	53,210	3,914,660
Cree, Inc.(c)	95,905	6,609,773
Enphase Energy, Inc.(b)(c)	109,600	6,615,456
Power Integrations, Inc.	37,458	4,571,000
Semtech Corp.(c)	69,746	3,886,944
SolarEdge Technologies, Inc.(c)	37,781	6,615,453
		32,213,286
Software-6.34%
ANSYS, Inc.(c)	22,806	7,083,543
Autodesk, Inc.(c)	27,004	6,384,556
Traffic Systems SE (Germany)	36,338	1,383,624
		14,851,723
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $178,454,156)		234,109,640
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.83%
Invesco Private Government Fund, 0.06%(e)(f)(g)	1,446,476	1,446,476
Invesco Private Prime Fund, 0.15%(e)(f)(g)	482,062	482,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,928,597)		1,928,635
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $180,382,753)		236,038,275
OTHER ASSETS LESS LIABILITIES-(0.81)%		(1,887,641)
NET ASSETS-100.00%		$234,150,634

See accompanying notes which are an integral part of this schedule.

Invesco CleantechTM ETF (PZD)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented 1.25% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,045,199	$(1,045,199)	$-	$-	$-	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,784,549	8,577,285	(22,915,358)	-	-	1,446,476	337
Invesco Private Prime Fund	-	3,080,980	(2,598,865)	38	6	482,159	99
Total	$15,784,549	$12,703,464	$(26,559,422)	$38	$6	$1,928,635	$445

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.73%
Charter Communications, Inc., Class A(b)	19,011	$11,026,380
T-Mobile US, Inc.(b)	73,117	7,851,303
Zynga, Inc., Class A(b)	770,838	7,577,338
		26,455,021
Consumer Discretionary-14.08%
Amazon.com, Inc.(b)	12,120	38,355,922
Best Buy Co., Inc.	86,286	8,593,223
Burlington Stores, Inc.(b)	42,697	8,027,036
Caesars Entertainment, Inc.(b)	204,379	6,345,968
Carvana Co.(b)(c)	57,211	8,864,844
Chipotle Mexican Grill, Inc.(b)	6,959	8,038,758
Helen of Troy Ltd.(b)	54,980	10,349,985
Home Depot, Inc. (The)	35,838	9,514,631
NIKE, Inc., Class B	226,521	22,110,715
NVR, Inc.(b)	2,312	9,086,507
O’Reilly Automotive, Inc.(b)	89,956	42,943,195
Pool Corp.	42,646	13,505,988
Tesla, Inc.(b)	9,532	13,638,004
Wayfair, Inc., Class A(b)(c)	59,105	15,727,250
		215,102,026
Consumer Staples-3.32%
Brown-Forman Corp., Class B	169,073	11,723,522
Church & Dwight Co., Inc.	312,143	30,068,735
Estee Lauder Cos., Inc. (The), Class A	45,050	8,899,177
		50,691,434
Energy-0.42%
Targa Resources Corp.	350,031	6,398,567
Financials-3.94%
Credit Acceptance Corp.(b)(c)	54,697	25,594,914
Moody’s Corp.	33,421	9,401,328
MSCI, Inc.	41,157	15,474,209
S&P Global, Inc.	27,665	9,689,666
		60,160,117
Health Care-12.78%
Chemed Corp.	17,235	8,482,895
Danaher Corp.	120,259	24,508,784
Edwards Lifesciences Corp.(b)	122,910	9,637,373
Horizon Therapeutics PLC(b)	152,570	9,335,758
Humana, Inc.	22,013	8,639,002
IDEXX Laboratories, Inc.(b)	34,806	13,844,087
LHC Group, Inc.(b)	43,877	8,560,841
Mettler-Toledo International, Inc.(b)	19,665	18,386,775
Moderna, Inc.(b)(c)	141,041	10,451,138
Seattle Genetics, Inc.(b)	44,788	7,446,901
Teladoc Health, Inc.(b)	36,930	8,775,676
UnitedHealth Group, Inc.	27,732	8,396,695
Veeva Systems, Inc., Class A(b)	62,876	16,635,103
West Pharmaceutical Services, Inc.	157,235	42,275,774
		195,376,802
Industrials-13.10%
A.O. Smith Corp.	166,887	8,033,940
Axon Enterprise, Inc.(b)	83,856	6,970,949
Cintas Corp.	29,857	9,012,933
CoStar Group, Inc.(b)	24,021	20,412,085
Equifax, Inc.	44,860	7,292,442
HEICO Corp.	91,029	8,749,707
Lockheed Martin Corp.	57,888	21,937,815
Old Dominion Freight Line, Inc.	89,113	16,291,639
	Shares	Value
Industrials-(continued)
Rollins, Inc.	696,776	$36,511,062
Roper Technologies, Inc.	70,240	30,375,288
Teledyne Technologies, Inc.(b)	58,495	17,940,417
TransDigm Group, Inc.	38,481	16,607,630
		200,135,907
Information Technology-40.04%
Accenture PLC, Class A	36,401	8,182,217
Adobe, Inc.(b)	27,436	12,190,364
Alteryx, Inc., Class A(b)	98,068	17,209,953
Amphenol Corp., Class A	189,091	19,998,264
ANSYS, Inc.(b)	123,291	38,294,185
Apple, Inc.	117,522	49,951,551
Autodesk, Inc.(b)	35,299	8,345,743
Avalara, Inc.(b)	59,217	7,961,726
Booz Allen Hamilton Holding Corp.	99,100	8,102,416
Cadence Design Systems, Inc.(b)	208,216	22,747,598
Coupa Software, Inc.(b)	64,168	19,664,284
DocuSign, Inc.(b)	44,675	9,686,880
Entegris, Inc.	172,507	12,404,978
EPAM Systems, Inc.(b)	38,253	11,096,430
Fiserv, Inc.(b)	200,755	20,033,341
Five9, Inc.(b)	290,896	35,146,055
Fortinet, Inc.(b)	52,297	7,232,675
Intuit, Inc.	35,205	10,785,756
Littelfuse, Inc.	49,240	8,747,486
Mastercard, Inc., Class A	122,127	37,679,843
Microsoft Corp.	36,695	7,522,842
Monolithic Power Systems, Inc.	70,044	18,562,360
NVIDIA Corp.	68,365	29,027,095
Okta, Inc.(b)	63,405	14,011,237
Paycom Software, Inc.(b)	83,854	23,845,562
Paylocity Holding Corp.(b)	70,577	9,400,856
PayPal Holdings, Inc.(b)	42,666	8,365,523
Pegasystems, Inc.	87,359	10,211,393
Q2 Holdings, Inc.(b)	111,853	10,519,775
ServiceNow, Inc.(b)	32,834	14,420,693
Splunk, Inc.(b)	38,387	8,054,360
Synopsys, Inc.(b)	45,712	9,106,745
Twilio, Inc., Class A(b)	62,417	17,315,724
Tyler Technologies, Inc.(b)	42,124	15,048,799
VeriSign, Inc.(b)	36,113	7,644,400
Visa, Inc., Class A	55,947	10,652,309
Zebra Technologies Corp., Class A(b)	28,816	8,090,092
Zendesk, Inc.(b)	86,280	7,864,422
Zoom Video Communications, Inc., Class A(b)	30,729	7,802,400
Zscaler, Inc.(b)	69,532	9,028,730
		611,957,062
Materials-5.23%
Air Products and Chemicals, Inc.	33,682	9,654,272
Ball Corp.	427,294	31,461,657
Ecolab, Inc.	58,449	10,934,639
Sherwin-Williams Co. (The)	43,100	27,925,352
		79,975,920
Real Estate-4.58%
American Tower Corp.	152,783	39,935,948
Crown Castle International Corp.	49,141	8,191,805
First Industrial Realty Trust, Inc.	190,847	8,382,000
SBA Communications Corp., Class A	43,298	13,489,059
		69,998,812
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-0.80%
NextEra Energy, Inc.	43,370	$12,173,959
Total Common Stocks & Other Equity Interests (Cost $1,122,447,562)		1,528,425,627
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $240,469)	240,469	240,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,122,688,031)		1,528,666,096
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.71%
Invesco Private Government Fund, 0.06%(d)(e)(f)	42,576,286	42,576,286
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	14,189,257	$14,192,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,768,381)		56,768,381
TOTAL INVESTMENTS IN SECURITIES-103.75% (Cost $1,179,456,412)		1,585,434,477
OTHER ASSETS LESS LIABILITIES-(3.75)%		(57,302,282)
NET ASSETS-100.00%		$1,528,132,195

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,285,524	$4,747,852	$(5,792,907)	$-	$-	$240,469	$353
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	71,899,615	(29,323,329)	-	-	42,576,286	1,709
Invesco Private Prime Fund	-	23,704,046	(9,512,062)	-	111	14,192,095	1,255
Total	$1,285,524	$100,351,513	$(44,628,298)	$-	$111	$57,008,850	$3,317

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-93.10%
Capital Markets-53.15%
3i Group PLC (United Kingdom)	714,169	$8,338,635
Alaris Royalty Corp. (Canada)(b)	82,751	820,406
Apollo Investment Corp.(b)	100,359	950,400
Ares Capital Corp.	196,966	2,777,221
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)(c)	56,779	872,835
Bain Capital Specialty Finance, Inc.	96,954	976,327
BlackRock Capital Investment Corp.	228,319	580,307
BlackRock TCP Capital Corp.	110,434	1,085,566
Blackstone Group, Inc. (The), Class A	77,912	4,151,151
Brait SE (South Africa)(c)	2,136,690	348,822
Bure Equity AB (Sweden)	50,285	1,376,750
CapMan OYJ, Class B (Finland)	167,558	380,027
Carlyle Group, Inc. (The)(b)	115,719	3,294,520
Deutsche Beteiligungs AG (Germany)	30,965	1,158,900
FS KKR Capital Corp.(b)	71,157	1,131,396
Gimv N.V. (Belgium)	32,164	1,738,151
Gladstone Investment Corp.(b)	102,792	946,714
Goldman Sachs BDC, Inc.(b)	66,403	1,007,998
Golub Capital BDC, Inc.(b)	91,754	1,085,450
Hamilton Lane, Inc., Class A	44,515	3,215,764
HBM Healthcare Investments AG, Class A (Switzerland)	6,298	1,862,330
Hercules Capital, Inc.	99,484	1,098,303
Intermediate Capital Group PLC (United Kingdom)	211,344	3,736,429
IP Group PLC (United Kingdom)(c)	1,762,888	1,538,670
Jafco Co. Ltd. (Japan)	44,380	1,563,563
KKR & Co., Inc., Class A	158,663	5,611,910
Main Street Capital Corp.(b)	33,382	1,011,808
Merian Chrysalis Investment Co. Ltd. (Guernsey)(c)	785,222	1,339,785
New Mountain Finance Corp.(b)	113,624	1,021,480
Oaktree Specialty Lending Corp.	245,517	1,112,192
Owl Rock Capital Corp.(b)	208,236	2,550,891
Partners Group Holding AG (Switzerland)	9,597	9,296,335
Princess Private Equity Holding Ltd. (Guernsey)(b)	116,504	1,201,319
Prospect Capital Corp.(b)	209,934	1,051,769
Ratos AB, Class B (Sweden)(c)	504,902	1,799,272
Schroder UK Public Private (United Kingdom)(c)	1,130,900	378,498
Sixth Street Specialty Lending, Inc.	59,936	1,021,309
Solar Capital Ltd.	66,833	1,080,690
Syncona Ltd. (United Kingdom)(c)	625,654	1,954,386
Tamburi Investment Partners S.p.A. (Italy)	168,827	1,117,972
TCG BDC, Inc.	119,183	970,150
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	270,801	1,087,604
VNV Global AB (Sweden)(b)(c)	153,636	1,184,255
		80,828,260
Diversified Financial Services-16.72%
Apax Global Alpha Ltd. (Guernsey)(d)	628,715	1,312,049
Cannae Holdings, Inc.(c)	82,750	3,118,020
Compass Diversified Holdings	105,054	1,675,611
Eurazeo SE (France)(c)	60,312	3,158,003
	Shares	Value
Diversified Financial Services-(continued)
HgCapital Trust PLC (United Kingdom)	637,634	$2,062,945
Kinnevik AB, Class B (Sweden)	177,763	6,235,158
NB Private Equity Partners Ltd. (Guernsey)	97,723	1,144,092
Onex Corp. (Canada)	83,222	3,699,170
Wendel SE (France)	32,246	3,021,873
		25,426,921
Diversified Telecommunication Services-0.91%
ATN International, Inc.	24,110	1,389,459
Electrical Equipment-2.22%
Melrose Industries PLC (United Kingdom)	3,018,031	3,377,289
Food Products-1.22%
Schouw & Co. A/S (Denmark)	22,556	1,855,002
Industrial Conglomerates-3.17%
Fosun International Ltd. (China)	3,096,283	3,527,674
Italmobiliare S.p.A. (Italy)	37,175	1,288,011
		4,815,685
Interactive Media & Services-6.86%
IAC/InterActiveCorp.(c)	29,474	3,902,947
Match Group, Inc.(c)	63,610	6,532,747
		10,435,694
Internet & Direct Marketing Retail-1.56%
Rocket Internet SE (Germany)(c)(d)	109,740	2,364,365
IT Services-0.97%
Digital Garage, Inc. (Japan)	44,137	1,471,512
Multiline Retail-6.32%
Wesfarmers Ltd. (Australia)	288,085	9,617,240
Total Common Stocks & Other Equity Interests (Cost $141,459,706)		141,581,427

Money Market Funds-6.36%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $9,670,060)	9,670,060	9,670,060
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $151,129,766)		151,251,487
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.47%
Invesco Private Government Fund, 0.06%(e)(f)(g)	8,512,568	8,512,568
Invesco Private Prime Fund, 0.15%(e)(f)(g)	2,845,511	2,846,080
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,358,547)		11,358,648
TOTAL INVESTMENTS IN SECURITIES-106.93% (Cost $162,488,313)		162,610,135
OTHER ASSETS LESS LIABILITIES-(6.93)%		(10,533,771)
NET ASSETS-100.00%		$152,076,364

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $3,676,414, which represented 2.42% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$8,316,298	$6,913,125	$(5,559,363)	$-	$-	$9,670,060	$2,346
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,116,620	17,851,039	(26,455,091)	-	-	8,512,568	1,054
Invesco Private Prime Fund	-	6,777,291	(3,931,612)	101	300	2,846,080	574
Total	$25,432,918	$31,541,455	$(35,946,066)	$101	$300	$21,028,708	$3,974

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	14.06%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021		$2,816,383	$-	$13,217	$13,217
Subtotal — Appreciation								—	13,217	13,217
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021		2,486,588	-	(72,338)	(72,338)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2021	CAD	3,824,732	-	(198,382)	(198,382)
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2020
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP	191,763	$-	$(214)	$(214)
Subtotal — Depreciation								—	(270,934)	(270,934)
Total Over-The-Counter Total Return Swap Agreements								$—	$(257,717)	$(257,717)

Abbreviations:
CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
GBP	-British Pound Sterling
LIBOR	-London Interbank Offered Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%(b)
Communication Services-35.62%
58.com, Inc., ADR(c)	88,777	$4,915,583
Autohome, Inc., ADR	48,522	4,252,953
Baidu, Inc., ADR(c)	116,084	13,860,430
Bilibili, Inc., ADR(c)(d)	139,069	6,060,627
Bitauto Holdings Ltd., ADR(c)	29,485	468,222
China Mobile Ltd., ADR	93,027	3,168,500
China Telecom Corp. Ltd., ADR(d)	4,595	136,334
China Unicom Hong Kong Ltd., ADR(d)	29,825	165,529
DouYu International Holdings Ltd., ADR(c)(d)	75,147	1,011,479
iQIYI, Inc., ADR(c)	250,022	5,275,464
JOYY, Inc., ADR(c)	45,925	3,665,734
Momo, Inc., ADR	131,960	2,437,301
NetEase, Inc., ADR	32,303	14,808,341
Qutoutiao, Inc., ADR(c)(d)	89,906	276,910
SINA Corp.(c)	54,384	2,194,394
Sohu.com Ltd., ADR(c)	33,300	764,901
So-Young International, Inc., ADR(c)	39,074	559,930
Weibo Corp., ADR(c)(d)	62,036	2,143,964
		66,166,596
Consumer Discretionary-45.55%
Alibaba Group Holding Ltd., ADR(c)	59,644	14,971,837
Baozun, Inc., ADR(c)(d)	39,556	1,663,725
Bright Scholar Education Holdings Ltd., ADR(d)	21,724	155,978
China Distance Education Holdings Ltd., ADR	18,667	162,776
China Online Education Group, ADR(c)	7,247	189,944
Hailiang Education Group, Inc., ADR(c)	2,468	117,625
Huazhu Group Ltd., ADR	124,435	4,271,854
JD.com, Inc., ADR(c)	227,672	14,523,197
Kandi Technologies Group, Inc.(c)(d)	43,955	317,355
New Oriental Education & Technology Group, Inc., ADR(c)	51,591	7,233,058
Niu Technologies, ADR(c)(d)	24,710	519,404
Pinduoduo, Inc., ADR(c)	92,539	8,495,080
TAL Education Group, ADR(c)	219,049	17,123,060
Tarena International, Inc., ADR(c)	29,892	49,621
Trip.com Group Ltd., ADR(c)	232,248	6,317,146
Uxin Ltd., ADR(c)	157,350	199,835
Viomi Technology Co. Ltd., ADR(c)	26,916	173,339
Vipshop Holdings Ltd., ADR(c)	356,782	8,123,926
		84,608,760
Consumer Staples-0.07%
111, Inc., ADR(c)	21,218	136,007
Energy-0.86%
China Petroleum & Chemical Corp., ADR	10,532	447,715
CNOOC Ltd., ADR	9,098	961,204
PetroChina Co. Ltd., ADR	5,658	194,918
Sino Clean Energy, Inc., Rts., expiring July 31, 2049(c)(e)	26,179	0
		1,603,837
Financials-2.16%
360 Finance, Inc., ADR(c)	83,845	1,162,092
China Life Insurance Co. Ltd., ADR	20,404	234,238
Fanhua, Inc., ADR(d)	27,582	553,847
LexinFintech Holdings Ltd., ADR(c)(d)	89,518	761,798
	Shares	Value
Financials-(continued)
Noah Holdings Ltd., ADR(c)	26,916	$820,130
Qudian, Inc., ADR(c)(d)	159,179	257,870
Up Fintech Holding Ltd., ADR(c)(d)	43,676	230,172
		4,020,147
Health Care-3.78%
China Biologic Products Holdings, Inc.(c)	32,004	3,403,625
I-Mab, ADR(c)	6,802	217,324
Zai Lab Ltd., ADR(c)	44,561	3,391,538
		7,012,487
Industrials-5.12%
51job, Inc., ADR(c)	32,805	2,226,803
Hebron Technology Co. Ltd., A Shares(c)(d)	14,652	253,480
ZTO Express Cayman, Inc., ADR	189,689	7,027,977
		9,508,260
Information Technology-6.90%
21Vianet Group, Inc., ADR(c)	63,065	1,371,033
Canadian Solar, Inc. (Canada)(c)	49,108	1,087,251
Daqo New Energy Corp., ADR(c)	9,663	1,071,723
GDS Holdings Ltd., ADR(c)(d)	87,111	6,994,142
Hollysys Automation Technologies Ltd.	50,353	609,271
Huami Corp., ADR(c)	22,474	305,197
JinkoSolar Holding Co. Ltd., ADR(c)(d)	29,278	560,674
OneConnect Financial Technology Co. Ltd., ADR(c)	28,879	690,786
Xunlei Ltd., ADR(c)(d)	33,289	122,837
		12,812,914
Total Common Stocks & Other Equity Interests (Cost $152,983,401)		185,869,008

Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(f)(g) (Cost $299,737)	299,737	299,737
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $153,283,138)		186,168,745
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.49%
Invesco Private Government Fund, 0.06%(f)(g)(h)	11,829,221	11,829,221
Invesco Private Prime Fund, 0.15%(f)(g)(h)	3,942,285	3,943,073
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,772,231)		15,772,294
TOTAL INVESTMENTS IN SECURITIES-108.71% (Cost $169,055,369)		201,941,039
OTHER ASSETS LESS LIABILITIES-(8.71)%		(16,182,151)
NET ASSETS-100.00%		$185,758,888
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$388,819	$1,294,212	$(1,383,294)	$-	$-	$299,737	$88
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,462,351	33,340,204	(33,973,334)	-	-	11,829,221	1,266
Invesco Private Prime Fund	-	9,350,309	(5,407,646)	63	347	3,943,073	706
Total	$12,851,170	$43,984,725	$(40,764,274)	$63	$347	$16,072,031	$2,060

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-4.39%
Altice USA, Inc., Class A(b)	32,474	$876,473
DISH Network Corp., Class A(b)	23,569	756,801
Facebook, Inc., Class A(b)	3,297	836,350
ORBCOMM, Inc.(b)(c)	208,641	878,379
Telephone & Data Systems, Inc.	40,365	783,888
United States Cellular Corp.(b)	25,749	763,973
		4,895,864
Consumer Discretionary-14.56%
Aaron’s, Inc.	17,798	928,700
Alibaba Group Holding Ltd., ADR (China)(b)	3,141	788,454
Bed Bath & Beyond, Inc.(c)	79,075	855,591
Best Buy Co., Inc.	8,122	808,870
Darden Restaurants, Inc.	10,218	775,546
Dollar General Corp.	4,052	771,501
Everi Holdings, Inc.(b)	125,515	712,925
Hanesbrands, Inc.	56,281	795,251
KB Home	23,897	803,895
Leggett & Platt, Inc.	21,546	863,779
lululemon athletica, inc.(b)	2,420	787,928
M.D.C. Holdings, Inc.	19,068	854,818
Polaris, Inc.	8,124	841,890
Rent-A-Center, Inc.	28,241	816,730
Sonos, Inc.(b)	46,351	741,616
Target Corp.	6,421	808,275
Tempur Sealy International, Inc.(b)	10,528	852,242
Texas Roadhouse, Inc.	15,493	870,552
Tractor Supply Co.	5,418	773,365
Under Armour, Inc., Class A(b)	75,742	796,806
		16,248,734
Energy-10.04%
Brigham Minerals, Inc., Class A	65,297	723,491
Cactus, Inc., Class A	36,608	828,073
Concho Resources, Inc.	14,676	771,077
Energy Transfer L.P.	119,992	785,948
Enterprise Products Partners L.P.	42,882	754,723
Enviva Partners L.P.	20,291	775,319
Green Plains Partners L.P.	64,685	457,970
Halliburton Co.	55,765	799,112
Kimbell Royalty Partners L.P.	89,249	779,144
Marathon Oil Corp.(b)	136,571	749,775
Newpark Resources, Inc.(b)	393,407	743,539
Occidental Petroleum Corp.	46,652	734,303
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	5,074	28,414
Parsley Energy, Inc., Class A	67,992	746,552
Pioneer Natural Resources Co.	7,714	747,641
Williams Cos., Inc. (The)	40,655	777,730
		11,202,811
Financials-19.17%
Allstate Corp. (The)	8,456	798,162
Ares Commercial Real Estate Corp.	87,861	802,171
Argo Group International Holdings Ltd.	23,149	775,723
Arthur J. Gallagher & Co.	7,571	813,807
Axos Financial, Inc.(b)	38,517	863,166
Bancorp, Inc. (The)(b)	89,451	843,523
Barings BDC, Inc.(c)	100,861	767,552
Cadence BanCorp	97,263	759,624
ConnectOne Bancorp, Inc.	56,402	777,783
Flagstar Bancorp, Inc.	27,080	849,770
	Shares	Value
Financials-(continued)
Kemper Corp.	10,032	$787,713
Ladder Capital Corp.	101,639	789,735
Merchants Bancorp	27,828	512,870
Meridian Bancorp, Inc.	65,459	746,560
Meta Financial Group, Inc.	42,720	797,155
Nexpoint Real Estate Finance, Inc.	32,044	509,500
OceanFirst Financial Corp.	48,691	745,946
Old Republic International Corp.	45,445	730,301
Pacific Premier Bancorp, Inc.	38,367	806,091
PacWest Bancorp	41,271	754,227
Progressive Corp. (The)	8,773	792,553
Regions Financial Corp.	73,217	795,137
Signature Bank	7,243	742,625
TCF Financial Corp.	27,883	766,504
TriState Capital Holdings, Inc.(b)	53,429	707,934
Webster Financial Corp.	29,672	809,155
Wintrust Financial Corp.	18,083	773,952
Zions Bancorporation N.A.	23,761	771,520
		21,390,759
Health Care-14.92%
Antares Pharma, Inc.(b)	279,416	729,276
Apellis Pharmaceuticals, Inc.(b)	25,039	648,260
Blueprint Medicines Corp.(b)	10,080	737,654
Boston Scientific Corp.(b)	20,598	794,465
CareDx, Inc.(b)	22,927	764,616
Change Healthcare, Inc.(b)	70,102	817,389
ChemoCentryx, Inc.(b)	14,207	748,851
Cigna Corp.	4,469	771,752
CVS Health Corp.	12,398	780,330
Cytokinetics, Inc.(b)	33,106	715,752
Flexion Therapeutics, Inc.(b)(c)	60,041	814,756
G1 Therapeutics, Inc.(b)	43,579	639,304
Health Catalyst, Inc.(b)(c)	21,922	765,078
HealthEquity, Inc.(b)	14,040	723,902
Jounce Therapeutics, Inc.(b)	152,949	700,506
NGM Biopharmaceuticals, Inc.(b)	43,736	799,932
Ocular Therapeutix, Inc.(b)(c)	90,371	708,509
Sol-Gel Technologies Ltd. (Israel)(b)(c)	19,041	139,380
Teleflex, Inc.	2,031	757,766
UnitedHealth Group, Inc.	2,578	780,567
Viking Therapeutics, Inc.(b)(c)	116,116	815,134
Voyager Therapeutics, Inc.(b)	63,058	698,052
Zimmer Biomet Holdings, Inc.	5,941	801,203
		16,652,434
Industrials-13.26%
Alaska Air Group, Inc.	21,784	750,241
Allegiant Travel Co.	6,987	782,754
Allison Transmission Holdings, Inc.	20,826	778,059
Casella Waste Systems, Inc., Class A(b)	14,693	814,139
Cubic Corp.	18,058	758,436
Evoqua Water Technologies Corp.(b)	39,896	767,200
Foundation Building Materials, Inc.(b)	53,683	737,068
GMS, Inc.(b)	32,555	762,764
Kansas City Southern	5,057	869,045
PACCAR, Inc.	9,276	789,202
Ryanair Holdings PLC, ADR (Ireland)(b)	10,944	820,800
SkyWest, Inc.	27,804	731,523
Southwest Airlines Co.	23,746	733,514
TPI Composites, Inc.(b)	27,736	709,487
Union Pacific Corp.	4,408	764,127
United Parcel Service, Inc., Class B	6,661	950,924
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Wabash National Corp.	68,522	$780,466
Waste Connections, Inc.	7,796	798,076
WESCO International, Inc.(b)	18,070	702,381
		14,800,206
Information Technology-17.75%
Alarm.com Holdings, Inc.(b)	10,856	760,354
Avnet, Inc.	30,425	812,956
EchoStar Corp., Class A(b)	29,896	816,161
Envestnet, Inc.(b)	9,774	793,649
Fidelity National Information Services, Inc.	5,462	799,145
FLIR Systems, Inc.	19,036	793,040
GDS Holdings Ltd., ADR (China)(b)(c)	9,897	794,630
Jabil, Inc.	23,237	810,042
MAXIMUS, Inc.	10,840	804,436
Microchip Technology, Inc.	7,568	769,893
Micron Technology, Inc.(b)	15,310	766,342
Microsoft Corp.	3,734	765,507
MiX Telematics Ltd., ADR (South Africa)(b)	49,636	504,302
New Relic, Inc.(b)(c)	12,279	870,704
NIC, Inc.	35,675	781,996
nLight, Inc.(b)	34,366	796,260
Nokia OYJ, ADR (Finland)(b)(c)	175,722	839,951
QUALCOMM, Inc.	8,539	901,804
Rapid7, Inc.(b)	13,929	829,751
RingCentral, Inc., Class A(b)	2,806	814,498
salesforce.com, inc.(b)	4,133	805,315
ServiceNow, Inc.(b)	1,790	786,168
SS&C Technologies Holdings, Inc.	13,843	795,972
Switch, Inc., Class A	44,151	794,276
SYNNEX Corp.	6,414	800,082
		19,807,234
Materials-0.24%
Tecnoglass, Inc.	52,926	261,984
Real Estate-5.70%
Agree Realty Corp.	12,243	819,914
	Shares	Value
Real Estate-(continued)
American Homes 4 Rent, Class A	28,070	$814,030
Invitation Homes, Inc.	27,843	830,278
Landmark Infrastructure Partners L.P.	61,661	637,575
NexPoint Residential Trust, Inc.	21,766	832,114
Omega Healthcare Investors, Inc.	25,008	809,759
Uniti Group, Inc.	79,233	784,406
Ventas, Inc.	21,766	834,944
		6,363,020
Total Common Stocks & Other Equity Interests (Cost $98,022,375)		111,623,046
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,840)	11,840	11,840
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $98,034,215)		111,634,886
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.85%
Invesco Private Government Fund, 0.06%(d)(e)(f)	3,219,643	3,219,643
Invesco Private Prime Fund, 0.15%(d)(e)(f)	1,073,000	1,073,214
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,292,857)		4,292,857
TOTAL INVESTMENTS IN SECURITIES-103.89% (Cost $102,327,072)		115,927,743
OTHER ASSETS LESS LIABILITIES-(3.89)%		(4,343,596)
NET ASSETS-100.00%		$111,584,147

Investment Abbreviations:
ADR	-American Depositary Receipt
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$14,023	$386,979	$(389,162)	$-	$-	$11,840	$9
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,363,800	$9,090,141	$(9,234,298)	$-	$-	$3,219,643	$342
Invesco Private Prime Fund	-	2,869,578	(1,796,485)	-	121	1,073,214	191
Total	$3,377,823	$12,346,698	$(11,419,945)	$-	$121	$4,304,697	$542

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-102.77%(b)
Communication Services-11.19%
Activision Blizzard, Inc.	5,284	$436,617
Alphabet, Inc., Class A(c)	2,057	3,060,713
Alphabet, Inc., Class C(c)	2,007	2,976,301
AT&T, Inc.	48,874	1,445,693
CenturyLink, Inc.	6,802	65,639
Charter Communications, Inc., Class A(c)	1,035	600,300
Comcast Corp., Class A	31,242	1,337,157
Discovery, Inc., Class A(c)	1,099	23,189
Discovery, Inc., Class C(c)	2,181	41,330
DISH Network Corp., Class A(c)	1,772	56,899
Electronic Arts, Inc.(c)	1,982	280,691
Facebook, Inc., Class A(c)	16,493	4,183,779
Fox Corp., Class A	2,361	60,843
Fox Corp., Class B	1,093	28,166
Interpublic Group of Cos., Inc. (The)	2,681	48,392
Live Nation Entertainment, Inc.(c)	979	45,827
Netflix, Inc.(c)	3,016	1,474,462
News Corp., Class A	2,676	34,039
News Corp., Class B	842	10,744
Omnicom Group, Inc.	1,471	79,037
Take-Two Interactive Software, Inc.(c)	782	128,264
T-Mobile US, Inc.(c)	3,910	419,856
Twitter, Inc.(c)	5,382	195,905
Verizon Communications, Inc.	28,385	1,631,570
ViacomCBS, Inc., Class B	3,709	96,693
Walt Disney Co. (The)	12,389	1,448,770
		20,210,876
Consumer Discretionary-11.49%
Advance Auto Parts, Inc.	476	71,467
Amazon.com, Inc.(c)	2,873	9,092,126
Aptiv PLC(c)	1,837	142,827
AutoZone, Inc.(c)	159	191,980
Best Buy Co., Inc.	1,560	155,360
Booking Holdings, Inc.(c)	282	468,721
BorgWarner, Inc.	1,431	52,375
CarMax, Inc.(c)	1,118	108,412
Carnival Corp.	3,260	45,249
Chipotle Mexican Grill, Inc.(c)	176	203,308
D.R. Horton, Inc.	2,269	150,117
Darden Restaurants, Inc.	890	67,551
Dollar General Corp.	1,727	328,821
Dollar Tree, Inc.(c)	1,628	151,974
Domino’s Pizza, Inc.	270	104,385
eBay, Inc.	4,530	250,418
Expedia Group, Inc.	931	75,420
Ford Motor Co.	26,794	177,108
Gap, Inc. (The)	1,461	19,533
Garmin Ltd.	996	98,196
General Motors Co.(c)	8,639	215,025
Genuine Parts Co.	990	89,248
H&R Block, Inc.	1,323	19,183
Hanesbrands, Inc.	2,401	33,926
Hasbro, Inc.	872	63,447
Hilton Worldwide Holdings, Inc.	1,901	142,670
Home Depot, Inc. (The)	7,379	1,959,051
Kohl’s Corp.	1,082	20,601
L Brands, Inc.	1,610	39,300
Las Vegas Sands Corp.	2,306	100,634
Leggett & Platt, Inc.	907	36,362
Lennar Corp., Class A	1,883	136,235
LKQ Corp.(c)	2,091	58,945
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	5,179	$771,205
Marriott International, Inc., Class A	1,848	154,909
McDonald’s Corp.	5,099	990,634
MGM Resorts International	3,391	54,561
Mohawk Industries, Inc.(c)	411	32,818
Newell Brands, Inc.	2,623	43,017
NIKE, Inc., Class B	8,507	830,368
Norwegian Cruise Line Holdings Ltd.(c)	1,766	24,088
NVR, Inc.(c)	25	98,254
O’Reilly Automotive, Inc.(c)	507	242,032
PulteGroup, Inc.	1,735	75,646
PVH Corp.	484	23,551
Ralph Lauren Corp.	326	23,244
Ross Stores, Inc.	2,437	218,526
Royal Caribbean Cruises Ltd.	1,184	57,673
Starbucks Corp.	8,012	613,158
Tapestry, Inc.	1,899	25,371
Target Corp.	3,430	431,768
Tiffany & Co.	748	93,769
TJX Cos., Inc. (The)	8,216	427,150
Tractor Supply Co.	793	113,193
Ulta Beauty, Inc.(c)	386	74,494
Under Armour, Inc., Class A(c)	1,294	13,613
Under Armour, Inc., Class C(c)	1,353	12,840
VF Corp.	2,188	132,068
Whirlpool Corp.	427	69,652
Wynn Resorts Ltd.	667	48,311
Yum! Brands, Inc.	2,064	187,927
		20,753,815
Consumer Staples-7.24%
Altria Group, Inc.	12,748	524,580
Archer-Daniels-Midland Co.	3,810	163,182
Brown-Forman Corp., Class B	1,250	86,675
Campbell Soup Co.	1,165	57,749
Church & Dwight Co., Inc.	1,686	162,412
Clorox Co. (The)	859	203,162
Coca-Cola Co. (The)	26,515	1,252,569
Colgate-Palmolive Co.	5,875	453,550
Conagra Brands, Inc.	3,342	125,158
Constellation Brands, Inc., Class A	1,152	205,286
Costco Wholesale Corp.	3,028	985,705
Coty, Inc., Class A	2,045	7,587
Estee Lauder Cos., Inc. (The), Class A	1,542	304,607
General Mills, Inc.	4,157	263,013
Hershey Co. (The)	1,012	147,155
Hormel Foods Corp.	1,929	98,109
JM Smucker Co. (The)	782	85,512
Kellogg Co.	1,716	118,387
Kimberly-Clark Corp.	2,336	355,165
Kraft Heinz Co. (The)	4,275	146,975
Kroger Co. (The)	5,393	187,622
Lamb Weston Holdings, Inc.	1,002	60,200
McCormick & Co., Inc.	849	165,470
Molson Coors Beverage Co., Class B	1,291	48,438
Mondelez International, Inc., Class A	9,792	543,358
Monster Beverage Corp.(c)	2,565	201,301
PepsiCo, Inc.	9,516	1,309,973
Philip Morris International, Inc.	10,680	820,331
Procter & Gamble Co. (The)	16,984	2,226,942
Sysco Corp.	3,483	184,077
Tyson Foods, Inc., Class A	2,020	124,129
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	5,056	$205,830
Walmart, Inc.	9,712	1,256,733
		13,080,942
Energy-2.61%
Apache Corp.	2,592	39,787
Baker Hughes Co., Class A	4,513	69,906
Cabot Oil & Gas Corp.	2,747	51,369
Chevron Corp.	12,806	1,074,936
Concho Resources, Inc.	1,355	71,192
ConocoPhillips	7,357	275,078
Devon Energy Corp.	2,630	27,589
Diamondback Energy, Inc.	1,082	43,129
EOG Resources, Inc.	3,992	187,025
Exxon Mobil Corp.	29,004	1,220,488
Halliburton Co.	6,042	86,582
Hess Corp.	1,792	88,184
HollyFrontier Corp.	1,029	28,297
Kinder Morgan, Inc.	13,342	188,122
Marathon Oil Corp.(c)	5,443	29,882
Marathon Petroleum Corp.	4,461	170,410
National Oilwell Varco, Inc.	2,671	30,743
Noble Energy, Inc.	3,304	33,007
Occidental Petroleum Corp.	6,174	97,179
Occidental Petroleum Corp., Wts., expiring August 3, 2027(c)	794	4,446
ONEOK, Inc.	3,016	84,177
Phillips 66	2,994	185,688
Pioneer Natural Resources Co.	1,130	109,520
Schlumberger Ltd.	9,518	172,656
TechnipFMC PLC (United Kingdom)	2,896	23,255
Valero Energy Corp.	2,795	157,163
Williams Cos., Inc. (The)	8,323	159,219
		4,709,029
Financials-10.17%
Aflac, Inc.	4,921	175,040
Allstate Corp. (The)	2,156	203,505
American Express Co.	4,527	422,460
American International Group, Inc.	5,907	189,851
Ameriprise Financial, Inc.	840	129,049
Aon PLC, Class A	1,586	325,479
Arthur J. Gallagher & Co.	1,303	140,059
Assurant, Inc.	412	44,278
Bank of America Corp.	53,560	1,332,573
Bank of New York Mellon Corp. (The)	5,527	198,143
Berkshire Hathaway, Inc., Class B(c)	13,337	2,611,118
BlackRock, Inc.	1,056	607,211
Capital One Financial Corp.	3,124	199,311
Cboe Global Markets, Inc.	755	66,214
Charles Schwab Corp. (The)	7,860	260,559
Chubb Ltd.	3,097	394,062
Cincinnati Financial Corp.	1,037	80,813
Citigroup, Inc.	14,282	714,243
Citizens Financial Group, Inc.	2,940	72,941
CME Group, Inc., Class A	2,459	408,637
Comerica, Inc.	957	36,864
Discover Financial Services	2,101	103,852
E*TRADE Financial Corp.	1,520	77,170
Everest Re Group Ltd.	276	60,386
Fifth Third Bancorp	4,897	97,254
First Republic Bank	1,176	132,276
Franklin Resources, Inc.	1,908	40,163
	Shares	Value
Financials-(continued)
Globe Life, Inc.	671	$53,412
Goldman Sachs Group, Inc. (The)	2,123	420,269
Hartford Financial Services Group, Inc. (The)	2,462	104,192
Huntington Bancshares, Inc.	6,984	64,742
Intercontinental Exchange, Inc.	3,753	363,215
Invesco Ltd.(d)	2,593	26,034
JPMorgan Chase & Co.	20,901	2,019,873
KeyCorp	6,712	80,611
Lincoln National Corp.	1,329	49,532
Loews Corp.	1,662	60,513
M&T Bank Corp.	878	93,024
MarketAxess Holdings, Inc.	261	134,859
Marsh & McLennan Cos., Inc.	3,501	408,217
MetLife, Inc.	5,290	200,227
Moody’s Corp.	1,105	310,837
Morgan Stanley	8,214	401,500
MSCI, Inc.	584	219,572
Nasdaq, Inc.	788	103,472
Northern Trust Corp.	1,429	111,962
People’s United Financial, Inc.	2,925	31,561
PNC Financial Services Group, Inc. (The)	2,910	310,410
Principal Financial Group, Inc.	1,754	74,422
Progressive Corp. (The)	4,014	362,625
Prudential Financial, Inc.	2,710	171,733
Raymond James Financial, Inc.	838	58,224
Regions Financial Corp.	6,590	71,567
S&P Global, Inc.	1,652	578,613
State Street Corp.	2,418	154,244
SVB Financial Group(c)	353	79,167
Synchrony Financial	3,698	81,837
T. Rowe Price Group, Inc.	1,561	215,574
Travelers Cos., Inc. (The)	1,734	198,404
Truist Financial Corp.	9,243	346,243
U.S. Bancorp	9,402	346,370
Unum Group	1,403	24,174
W.R. Berkley Corp.	972	60,021
Wells Fargo & Co.	25,594	620,910
Willis Towers Watson PLC	882	185,229
Zions Bancorporation N.A.	1,126	36,561
		18,357,463
Health Care-14.99%
Abbott Laboratories	12,134	1,221,166
AbbVie, Inc.	12,089	1,147,367
ABIOMED, Inc.(c)	306	91,782
Agilent Technologies, Inc.	2,118	204,027
Alexion Pharmaceuticals, Inc.(c)	1,514	155,170
Align Technology, Inc.(c)	489	143,678
AmerisourceBergen Corp.	1,019	102,094
Amgen, Inc.	4,036	987,488
Anthem, Inc.	1,729	473,400
Baxter International, Inc.	3,491	301,553
Becton, Dickinson and Co.	2,021	568,588
Biogen, Inc.(c)	1,119	307,378
Bio-Rad Laboratories, Inc., Class A(c)	145	76,109
Boston Scientific Corp.(c)	9,800	377,986
Bristol-Myers Squibb Co.	15,520	910,403
Cardinal Health, Inc.	2,004	109,458
Centene Corp.(c)	3,972	259,173
Cerner Corp.	2,088	145,012
Cigna Corp.	2,532	437,251
Cooper Cos., Inc. (The)	336	95,064
CVS Health Corp.	8,965	564,257

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.	4,318	$880,008
DaVita, Inc.(c)	588	51,385
DENTSPLY SIRONA, Inc.	1,506	67,168
DexCom, Inc.(c)	634	276,132
Edwards Lifesciences Corp.(c)	4,252	333,399
Eli Lilly and Co.	5,777	868,225
Gilead Sciences, Inc.	8,602	598,097
HCA Healthcare, Inc.	1,808	228,965
Henry Schein, Inc.(c)	983	67,562
Hologic, Inc.(c)	1,772	123,650
Humana, Inc.	906	355,560
IDEXX Laboratories, Inc.(c)	582	231,490
Illumina, Inc.(c)	1,009	385,599
Incyte Corp.(c)	1,239	122,364
Intuitive Surgical, Inc.(c)	800	548,352
IQVIA Holdings, Inc.(c)	1,219	193,077
Johnson & Johnson	18,072	2,634,175
Laboratory Corp. of America Holdings(c)	668	128,871
McKesson Corp.	1,112	166,978
Medtronic PLC	9,199	887,520
Merck & Co., Inc.	17,315	1,389,356
Mettler-Toledo International, Inc.(c)	163	152,405
Mylan N.V.(c)	3,553	57,239
PerkinElmer, Inc.	767	91,204
Perrigo Co. PLC	937	49,680
Pfizer, Inc.	38,106	1,466,319
Quest Diagnostics, Inc.	919	116,777
Regeneron Pharmaceuticals, Inc.(c)	690	436,128
ResMed, Inc.	993	201,092
STERIS PLC	582	92,905
Stryker Corp.	2,210	427,193
Teleflex, Inc.	316	117,900
Thermo Fisher Scientific, Inc.	2,710	1,121,804
UnitedHealth Group, Inc.	6,505	1,969,584
Universal Health Services, Inc., Class B	532	58,467
Varian Medical Systems, Inc.(c)	623	88,915
Vertex Pharmaceuticals, Inc.(c)	1,779	483,888
Waters Corp.(c)	426	90,802
West Pharmaceutical Services, Inc.	503	135,242
Zimmer Biomet Holdings, Inc.	1,420	191,501
Zoetis, Inc.	3,258	494,173
		27,059,555
Industrials-8.11%
3M Co.	3,944	593,454
A.O. Smith Corp.	928	44,674
Alaska Air Group, Inc.	848	29,205
Allegion PLC	633	62,958
American Airlines Group, Inc.	3,408	37,897
AMETEK, Inc.	1,574	146,775
Boeing Co. (The)	3,678	581,124
C.H. Robinson Worldwide, Inc.	925	86,691
Carrier Global Corp.	5,586	152,163
Caterpillar, Inc.	3,714	493,516
Cintas Corp.	578	174,481
Copart, Inc.(c)	1,419	132,322
CSX Corp.	5,252	374,678
Cummins, Inc.	1,013	195,772
Deere & Co.	2,147	378,538
Delta Air Lines, Inc.	3,895	97,258
Dover Corp.	988	101,695
Eaton Corp. PLC	2,744	255,549
Emerson Electric Co.	4,100	254,241
	Shares	Value
Industrials-(continued)
Equifax, Inc.	834	$135,575
Expeditors International of Washington, Inc.	1,145	96,764
Fastenal Co.	3,931	184,914
FedEx Corp.	1,650	277,860
Flowserve Corp.	892	24,860
Fortive Corp.	2,036	142,907
Fortune Brands Home & Security, Inc.	962	73,593
General Dynamics Corp.	1,595	234,050
General Electric Co.	60,000	364,200
Honeywell International, Inc.	4,815	719,217
Howmet Aerospace, Inc.	2,638	38,990
Huntington Ingalls Industries, Inc.	279	48,465
IDEX Corp.	516	85,047
IHS Markit Ltd.	2,737	220,958
Illinois Tool Works, Inc.	1,972	364,800
Ingersoll Rand, Inc.(c)	2,374	74,985
J.B. Hunt Transport Services, Inc.	578	74,793
Jacobs Engineering Group, Inc.	891	76,047
Johnson Controls International PLC	5,101	196,286
Kansas City Southern	653	112,218
L3Harris Technologies, Inc.	1,480	249,128
Lockheed Martin Corp.	1,692	641,217
Masco Corp.	1,811	103,517
Nielsen Holdings PLC	2,451	35,368
Norfolk Southern Corp.	1,758	337,905
Northrop Grumman Corp.	1,062	345,161
Old Dominion Freight Line, Inc.	649	118,650
Otis Worldwide Corp.	2,791	175,107
PACCAR, Inc.	2,373	201,895
Parker-Hannifin Corp.	879	157,271
Pentair PLC	1,140	48,849
Quanta Services, Inc.	947	37,852
Raytheon Technologies Corp.	10,088	571,788
Republic Services, Inc.	1,441	125,727
Robert Half International, Inc.	790	40,187
Rockwell Automation, Inc.	795	173,421
Rollins, Inc.	970	50,828
Roper Technologies, Inc.	715	309,202
Snap-on, Inc.	374	54,555
Southwest Airlines Co.	3,679	113,644
Stanley Black & Decker, Inc.	1,055	161,753
Teledyne Technologies, Inc.(c)	253	77,595
Textron, Inc.	1,568	54,786
Trane Technologies PLC	1,642	183,691
TransDigm Group, Inc.	344	148,463
Union Pacific Corp.	4,656	807,118
United Airlines Holdings, Inc.(c)	1,740	54,601
United Parcel Service, Inc., Class B	4,831	689,674
United Rentals, Inc.(c)	492	76,442
Verisk Analytics, Inc.	1,112	209,845
W.W. Grainger, Inc.	294	100,410
Wabtec Corp.	1,241	77,178
Waste Management, Inc.	2,663	291,865
Xylem, Inc.	1,235	90,130
		14,654,343
Information Technology-28.24%
Accenture PLC, Class A	4,369	982,064
Adobe, Inc.(c)	3,305	1,468,478
Advanced Micro Devices, Inc.(c)	8,034	622,073
Akamai Technologies, Inc.(c)	1,112	125,033
Amphenol Corp., Class A	2,032	214,904
Analog Devices, Inc.	2,527	290,226

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(c)	590	$183,254
Apple, Inc.	27,947	11,878,593
Applied Materials, Inc.	6,286	404,378
Arista Networks, Inc.(c)	370	96,115
Autodesk, Inc.(c)	1,503	355,354
Automatic Data Processing, Inc.	2,949	391,952
Broadcom, Inc.	2,743	868,845
Broadridge Financial Solutions, Inc.	788	105,860
Cadence Design Systems, Inc.(c)	1,915	209,214
CDW Corp.	977	113,576
Cisco Systems, Inc.	29,090	1,370,139
Citrix Systems, Inc.	796	113,637
Cognizant Technology Solutions Corp., Class A	3,709	253,399
Corning, Inc.	5,207	161,417
DXC Technology Co.	1,747	31,289
F5 Networks, Inc.(c)	421	57,214
Fidelity National Information Services, Inc.	4,238	620,062
Fiserv, Inc.(c)	3,857	384,890
FleetCor Technologies, Inc.(c)	574	148,419
FLIR Systems, Inc.	897	37,369
Fortinet, Inc.(c)	922	127,513
Gartner, Inc.(c)	612	76,280
Global Payments, Inc.	2,051	365,119
Hewlett Packard Enterprise Co.	8,843	87,280
HP, Inc.	9,810	172,460
Intel Corp.	29,045	1,386,318
International Business Machines Corp.	6,090	748,705
Intuit, Inc.	1,790	548,402
IPG Photonics Corp.(c)	245	43,857
Jack Henry & Associates, Inc.	524	93,429
Juniper Networks, Inc.	2,279	57,841
Keysight Technologies, Inc.(c)	1,284	128,259
KLA Corp.	1,062	212,219
Lam Research Corp.	996	375,651
Leidos Holdings, Inc.	917	87,262
Mastercard, Inc., Class A	6,061	1,870,000
Maxim Integrated Products, Inc.	1,830	124,605
Microchip Technology, Inc.	1,682	171,110
Micron Technology, Inc.(c)	7,628	381,820
Microsoft Corp.	52,019	10,664,415
Motorola Solutions, Inc.	1,167	163,147
NetApp, Inc.	1,522	67,425
NortonLifeLock, Inc.	3,734	80,094
NVIDIA Corp.	4,220	1,791,770
Oracle Corp.	14,278	791,715
Paychex, Inc.	2,191	157,577
Paycom Software, Inc.(c)	329	93,558
PayPal Holdings, Inc.(c)	8,054	1,579,148
Qorvo, Inc.(c)	787	100,854
QUALCOMM, Inc.	7,717	814,992
salesforce.com, inc.(c)	6,181	1,204,368
Seagate Technology PLC	1,555	70,317
ServiceNow, Inc.(c)	1,308	574,474
Skyworks Solutions, Inc.	1,145	166,689
Synopsys, Inc.(c)	1,036	206,392
TE Connectivity Ltd.	2,262	201,476
Texas Instruments, Inc.	6,295	802,927
Tyler Technologies, Inc.(c)	274	97,886
VeriSign, Inc.(c)	696	147,329
Visa, Inc., Class A	11,573	2,203,499
Western Digital Corp.	2,060	88,786
Western Union Co. (The)	2,825	68,591
	Shares	Value
Information Technology-(continued)
Xerox Holdings Corp.	1,255	$20,896
Xilinx, Inc.	1,670	179,274
Zebra Technologies Corp., Class A(c)	364	102,193
		50,985,676
Materials-2.63%
Air Products and Chemicals, Inc.	1,514	433,958
Albemarle Corp.	730	60,196
Amcor PLC	10,800	111,240
Avery Dennison Corp.	571	64,717
Ball Corp.	2,235	164,563
Celanese Corp.	812	78,926
CF Industries Holdings, Inc.	1,468	45,992
Corteva, Inc.	5,132	146,570
Dow, Inc.	5,082	208,667
DuPont de Nemours, Inc.	5,035	269,272
Eastman Chemical Co.	934	69,704
Ecolab, Inc.	1,696	317,288
FMC Corp.	887	94,066
Freeport-McMoRan, Inc.	9,959	128,670
International Flavors & Fragrances, Inc.	733	92,321
International Paper Co.	2,697	93,829
Linde PLC (United Kingdom)	3,602	882,886
LyondellBasell Industries N.V., Class A	1,763	110,223
Martin Marietta Materials, Inc.	428	88,673
Mosaic Co. (The)	2,400	32,328
Newmont Corp.	5,504	380,877
Nucor Corp.	2,070	86,837
Packaging Corp. of America	652	62,670
PPG Industries, Inc.	1,620	174,393
Sealed Air Corp.	1,066	38,035
Sherwin-Williams Co. (The)	554	358,948
Vulcan Materials Co.	908	106,617
Westrock Co.	1,788	48,026
		4,750,492
Real Estate-2.88%
Alexandria Real Estate Equities, Inc.	863	153,226
American Tower Corp.	3,041	794,887
Apartment Investment & Management Co., Class A	1,028	39,907
AvalonBay Communities, Inc.	965	147,761
Boston Properties, Inc.	992	88,377
CBRE Group, Inc., Class A(c)	2,299	100,719
Crown Castle International Corp.	2,858	476,429
Digital Realty Trust, Inc.	1,839	295,233
Duke Realty Corp.	2,527	101,560
Equinix, Inc.	608	477,572
Equity Residential	2,403	128,873
Essex Property Trust, Inc.	450	99,333
Extra Space Storage, Inc.	884	91,352
Federal Realty Investment Trust	479	36,548
Healthpeak Properties, Inc.	3,693	100,782
Host Hotels & Resorts, Inc.	4,855	52,337
Iron Mountain, Inc.	1,985	55,957
Kimco Realty Corp.	2,976	33,182
Mid-America Apartment Communities, Inc.	785	93,564
Prologis, Inc.	5,067	534,163
Public Storage	1,033	206,476
Realty Income Corp.	2,356	141,478
Regency Centers Corp.	1,168	47,923
SBA Communications Corp., Class A	766	238,640
Simon Property Group, Inc.	2,097	130,748

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
SL Green Realty Corp.	524	$24,366
UDR, Inc.	2,024	73,269
Ventas, Inc.	2,560	98,202
Vornado Realty Trust	1,089	37,592
Welltower, Inc.	2,864	153,396
Weyerhaeuser Co.	5,118	142,331
		5,196,183
Utilities-3.22%
AES Corp. (The)	4,575	69,677
Alliant Energy Corp.	1,717	92,460
Ameren Corp.	1,693	135,846
American Electric Power Co., Inc.	3,398	295,218
American Water Works Co., Inc.	1,243	183,057
Atmos Energy Corp.	840	89,032
CenterPoint Energy, Inc.	3,743	71,154
CMS Energy Corp.	1,964	126,049
Consolidated Edison, Inc.	2,291	176,018
Dominion Energy, Inc.	5,757	466,490
DTE Energy Co.	1,324	153,094
Duke Energy Corp.	5,042	427,259
Edison International	2,596	144,519
	Shares	Value
Utilities-(continued)
Entergy Corp.	1,374	$144,449
Evergy, Inc.	1,556	100,875
Eversource Energy	2,308	207,882
Exelon Corp.	6,683	258,031
FirstEnergy Corp.	3,717	107,793
NextEra Energy, Inc.	3,358	942,591
NiSource, Inc.	2,631	64,328
NRG Energy, Inc.	1,677	56,699
Pinnacle West Capital Corp.	775	64,387
PPL Corp.	5,275	140,420
Public Service Enterprise Group, Inc.	3,468	194,000
Sempra Energy	2,008	249,916
Southern Co. (The)	7,242	395,486
WEC Energy Group, Inc.	2,165	206,238
Xcel Energy, Inc.	3,601	248,613
		5,811,581
TOTAL INVESTMENTS IN SECURITIES-102.77% (Cost $138,327,757)		185,569,955
OTHER ASSETS LESS LIABILITIES-(2.77)%		(5,008,651)
NET ASSETS-100.00%		$180,561,304

Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$26,601	$-	$(4,551)	$10,462	$(6,478)	$26,034	$463
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	831,981	(831,981)	-	-	-	13
Total	$26,601	$831,981	$(836,532)	$10,462	$(6,478)	$26,034	$476

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	08/21/2020	567	$ 3,220	$ (4,709,738)	$182,574,000	$(5,066,145)	$ (356,407)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.00%
Activision Blizzard, Inc.	250,224	$20,676,009
Consumer Discretionary-5.11%
Booking Holdings, Inc.(b)	18,478	30,712,838
BorgWarner, Inc.	58,673	2,147,432
eBay, Inc.	279,823	15,468,615
Mohawk Industries, Inc.(b)	16,409	1,310,259
NIKE, Inc., Class B	501,042	48,906,710
NVR, Inc.(b)	1,097	4,311,374
PulteGroup, Inc.	73,503	3,204,731
		106,061,959
Consumer Staples-9.38%
Brown-Forman Corp., Class B	57,184	3,965,139
Campbell Soup Co.	59,159	2,932,512
Costco Wholesale Corp.	138,039	44,935,836
Estee Lauder Cos., Inc. (The), Class A	74,497	14,716,137
Hormel Foods Corp.	103,044	5,240,818
Kraft Heinz Co. (The)	180,914	6,219,823
Monster Beverage Corp.(b)	129,171	10,137,340
Procter & Gamble Co. (The)	811,026	106,341,729
		194,489,334
Energy-2.94%
Cabot Oil & Gas Corp.	137,270	2,566,949
Chevron Corp.	602,973	50,613,554
EOG Resources, Inc.	165,178	7,738,589
		60,919,092
Financials-3.71%
Ameriprise Financial, Inc.	43,797	6,728,533
Cboe Global Markets, Inc.	40,171	3,522,997
CME Group, Inc., Class A	116,217	19,312,941
Intercontinental Exchange, Inc.	174,372	16,875,722
M&T Bank Corp.	46,029	4,876,773
Raymond James Financial, Inc.	37,851	2,629,887
Regions Financial Corp.	273,364	2,968,733
SVB Financial Group(b)	22,085	4,953,003
Synchrony Financial	171,530	3,795,959
T. Rowe Price Group, Inc.	69,455	9,591,735
Zions Bancorporation N.A.	50,761	1,648,210
		76,904,493
Health Care-23.57%
Abbott Laboratories	573,674	57,734,551
ABIOMED, Inc.(b)	13,347	4,003,299
Alexion Pharmaceuticals, Inc.(b)	77,282	7,920,632
Align Technology, Inc.(b)	22,131	6,502,530
AmerisourceBergen Corp.	60,095	6,020,918
Amgen, Inc.	198,179	48,488,456
Biogen, Inc.(b)	73,433	20,171,311
Cerner Corp.	103,466	7,185,714
Cooper Cos., Inc. (The)	16,456	4,655,896
Danaher Corp.	203,680	41,509,984
DENTSPLY SIRONA, Inc.	71,628	3,194,609
Edwards Lifesciences Corp.(b)	196,727	15,425,364
Henry Schein, Inc.(b)	59,802	4,110,192
Humana, Inc.	44,757	17,564,885
Illumina, Inc.(b)	53,787	20,555,240
Johnson & Johnson	688,175	100,308,388
McKesson Corp.	54,015	8,110,892
Medtronic PLC	441,598	42,605,375
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	852,724	$68,422,574
STERIS PLC	28,466	4,544,028
		489,034,838
Industrials-8.93%
A.O. Smith Corp.	48,377	2,328,869
Copart, Inc.(b)	64,958	6,057,333
Cummins, Inc.	47,712	9,220,821
Eaton Corp. PLC	115,930	10,796,561
Emerson Electric Co.	181,332	11,244,397
Fastenal Co.	176,488	8,301,995
Honeywell International, Inc.	218,794	32,681,260
IDEX Corp.	23,437	3,862,886
IHS Markit Ltd.	119,832	9,674,037
Illinois Tool Works, Inc.	96,929	17,930,896
Ingersoll Rand, Inc.(b)	94,841	2,996,027
Jacobs Engineering Group, Inc.	47,605	4,063,087
Johnson Controls International PLC	306,342	11,788,040
Lockheed Martin Corp.	80,866	30,645,788
Old Dominion Freight Line, Inc.	32,701	5,978,397
Rockwell Automation, Inc.	49,961	10,898,493
Snap-on, Inc.	15,519	2,263,757
Southwest Airlines Co.	148,546	4,588,586
		185,321,230
Information Technology-40.07%
Adobe, Inc.(b)	145,450	64,626,344
Analog Devices, Inc.	96,591	11,093,476
Apple, Inc.	288,513	122,629,565
Automatic Data Processing, Inc.	114,071	15,161,177
Cisco Systems, Inc.	1,662,851	78,320,282
Cognizant Technology Solutions Corp., Class A	165,955	11,338,046
Intel Corp.	1,284,856	61,326,177
Intuit, Inc.	73,719	22,585,290
IPG Photonics Corp.(b)	9,664	1,729,953
Jack Henry & Associates, Inc.	23,775	4,239,082
Keysight Technologies, Inc.(b)	60,209	6,014,277
Maxim Integrated Products, Inc.	116,603	7,939,498
Microsoft Corp.	516,731	105,935,022
NetApp, Inc.	69,516	3,079,559
NortonLifeLock, Inc.	177,203	3,801,004
NVIDIA Corp.	238,868	101,420,964
Oracle Corp.	710,645	39,405,265
Seagate Technology PLC	79,921	3,614,028
Skyworks Solutions, Inc.	50,320	7,325,586
Synopsys, Inc.(b)	40,236	8,015,816
TE Connectivity Ltd.	92,698	8,256,611
Texas Instruments, Inc.	276,327	35,245,509
Visa, Inc., Class A	507,342	96,597,917
Xerox Holdings Corp.	57,144	951,448
Xilinx, Inc.	99,034	10,631,300
		831,283,196
Materials-4.64%
Air Products and Chemicals, Inc.	71,685	20,547,072
Corteva, Inc.	306,518	8,754,154
Dow, Inc.	225,137	9,244,125
DuPont de Nemours, Inc.	295,151	15,784,675
Linde PLC (United Kingdom)	171,191	41,960,626
		96,290,652
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-0.56%
Public Storage	49,660	$9,926,041
Vornado Realty Trust	46,991	1,622,129
		11,548,170
Total Common Stocks & Other Equity Interests (Cost $1,865,309,496)		2,072,528,973
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,767,985)	1,767,985	1,767,985
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $1,867,077,481)		2,074,296,958
OTHER ASSETS LESS LIABILITIES-0.00%		39,111
NET ASSETS-100.00%		$2,074,336,069
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,594,867	$15,204,121	$(15,031,003)	$-	$-	$1,767,985	$344

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Communication Services-1.98%
Cars.com, Inc.(b)	44,605	$362,193
Madison Square Garden Entertainment Corp.(b)	11,523	816,520
		1,178,713
Consumer Discretionary-20.70%
Adient PLC(b)	57,999	965,103
Delphi Technologies PLC(b)	57,362	859,856
frontdoor, Inc.(b)	56,720	2,381,956
Garrett Motion, Inc. (Switzerland)(b)	50,213	295,253
Hilton Grand Vacations, Inc.(b)(c)	56,457	1,146,077
Kontoor Brands, Inc.	31,107	596,010
Penn National Gaming, Inc.(b)(c)	78,239	2,648,390
Veoneer, Inc. (Sweden)(b)(c)	66,696	670,295
Wyndham Hotels & Resorts, Inc.	61,841	2,730,899
		12,293,839
Consumer Staples-6.93%
Lamb Weston Holdings, Inc.	68,462	4,113,197
Energy-6.41%
ChampionX Corp.(b)	123,401	1,173,544
Equitrans Midstream Corp.	269,990	2,605,403
KLX Energy Services Holdings, Inc.(b)(c)	2,925	29,250
		3,808,197
Financials-2.98%
Brighthouse Financial, Inc.(b)	62,341	1,766,744
Health Care-3.10%
Covetrus, Inc.(b)	64,699	1,433,730
Varex Imaging Corp.(b)	25,974	407,272
		1,841,002
Industrials-29.73%
Arcosa, Inc.	32,027	1,352,180
Carrier Global Corp.	176,506	4,808,023
IAA, Inc.(b)	88,983	3,857,413
nVent Electric PLC	103,805	1,885,099
Otis Worldwide Corp.	74,392	4,667,354
Resideo Technologies, Inc.(b)	81,807	1,086,397
		17,656,466
Information Technology-3.62%
Conduent, Inc.(b)	108,330	206,910
Perspecta, Inc.	90,675	1,940,445
		2,147,355
	Shares	Value
Materials-17.83%
Alcoa Corp.(b)	123,506	$1,605,578
Corteva, Inc.	163,742	4,676,472
Dow, Inc.	104,941	4,308,877
		10,590,927
Real Estate-6.24%
CorePoint Lodging, Inc.	26,271	146,855
JBG SMITH Properties	78,101	2,265,710
Park Hotels & Resorts, Inc.	156,505	1,294,296
		3,706,861
Total Common Stocks & Other Equity Interests (Cost $75,976,646)		59,103,301
Money Market Funds-0.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $268,017)	268,017	268,017
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $76,244,663)		59,371,318
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.52%
Invesco Private Government Fund, 0.06%(d)(e)(f)	2,459,395	2,459,395
Invesco Private Prime Fund, 0.15%(d)(e)(f)	819,635	819,798
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,279,193)		3,279,193
TOTAL INVESTMENTS IN SECURITIES-105.49% (Cost $79,523,856)		62,650,511
OTHER ASSETS LESS LIABILITIES-(5.49)%		(3,258,739)
NET ASSETS-100.00%		$59,391,772
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$283,239	$364,735	$(379,957)	$-	$-	$268,017	$59
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,370,710	$14,531,002	$(15,442,317)	$-	$-	$2,459,395	$285
Invesco Private Prime Fund	-	2,792,398	(1,972,625)	-	25	819,798	149
Total	$3,653,949	$17,688,135	$(17,794,899)	$-	$25	$3,547,210	$493

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Building Products-6.43%
A.O. Smith Corp.	859,360	$41,369,590
Advanced Drainage Systems, Inc.	574,807	28,165,543
		69,535,133
Chemicals-6.65%
Ecolab, Inc.	384,036	71,845,455
Commercial Services & Supplies-4.03%
Tetra Tech, Inc.	491,413	43,563,763
Construction & Engineering-2.80%
Aegion Corp.(b)	195,052	3,007,702
Northwest Pipe Co.(b)	100,059	2,486,466
Valmont Industries, Inc.	204,215	24,750,858
		30,245,026
Electronic Equipment, Instruments & Components-4.29%
Badger Meter, Inc.	251,893	15,768,502
Itron, Inc.(b)	440,351	30,630,815
		46,399,317
Health Care Equipment & Supplies-9.24%
Danaher Corp.	489,998	99,861,592
Industrial Conglomerates-8.29%
Roper Technologies, Inc.	207,307	89,649,912
Life Sciences Tools & Services-8.06%
Waters Corp.(b)	408,500	87,071,775
Machinery-27.99%
Energy Recovery, Inc.(b)(c)	385,828	2,928,435
Evoqua Water Technologies Corp.(b)	1,125,959	21,652,192
Franklin Electric Co., Inc.	264,312	14,286,064
Gorman-Rupp Co. (The)	83,186	2,517,208
IDEX Corp.	256,132	42,215,676
Lindsay Corp.	105,992	10,278,044
Mueller Industries, Inc.	344,937	9,644,439
Mueller Water Products, Inc., Class A	1,369,729	13,861,658
Pentair PLC	1,042,911	44,688,736
Rexnord Corp.	1,178,043	34,127,906
Toro Co. (The)	574,355	40,980,229
Watts Water Technologies, Inc., Class A	244,275	20,492,230
Xylem, Inc.	615,304	44,904,886
		302,577,703
	Shares	Value
Water Utilities-22.21%
American States Water Co.	416,269	$32,002,761
American Water Works Co., Inc.	642,825	94,668,838
Artesian Resources Corp., Class A	39,169	1,374,049
California Water Service Group	485,162	22,739,543
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,043,178	23,619,138
Consolidated Water Co. Ltd. (Cayman Islands)	101,971	1,251,184
Essential Utilities, Inc.	932,798	42,302,389
Global Water Resources, Inc.	52,129	541,620
Middlesex Water Co.	90,520	5,798,711
SJW Group	202,413	12,642,716
York Water Co. (The)	67,879	3,143,476
		240,084,425
Total Common Stocks & Other Equity Interests (Cost $829,327,010)		1,080,834,101

Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,162,329)	1,162,329	1,162,329
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $830,489,339)		1,081,996,430
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 0.06%(d)(e)(f)	271,511	271,511
Invesco Private Prime Fund, 0.15%(d)(e)(f)	90,485	90,504
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $362,015)		362,015
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $830,851,354)		1,082,358,445
OTHER ASSETS LESS LIABILITIES-(0.13)%		(1,373,148)
NET ASSETS-100.00%		$1,080,985,297

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,084,687	$4,480,888	$(4,403,246)	$-	$-	$1,162,329	$287
See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$117,953	$104,834,239	$(104,680,681)	$-	$-	$271,511	$448
Invesco Private Prime Fund	-	331,470	(240,971)	-	5	90,504	15
Total	$1,202,640	$109,646,597	$(109,324,898)	$-	$5	$1,524,344	$750

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-2.01%
Hexcel Corp.	240,690	$8,977,737
Auto Components-6.99%
Gentherm, Inc.(b)	255,613	9,910,116
Kandi Technologies Group, Inc. (China)(b)(c)	599,331	4,327,170
Workhorse Group, Inc.(b)(c)	1,100,851	17,085,207
		31,322,493
Automobiles-6.76%
NIO, Inc., ADR (China)(b)(c)	1,365,626	16,305,574
Tesla, Inc.(b)	9,754	13,955,633
		30,261,207
Chemicals-9.47%
Air Products and Chemicals, Inc.	39,205	11,237,329
Albemarle Corp.(c)	127,770	10,535,914
Livent Corp.(b)(c)	1,508,566	9,458,709
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	366,088	11,183,989
		42,415,941
Construction & Engineering-6.93%
Ameresco, Inc., Class A(b)	349,513	9,674,520
MYR Group, Inc.(b)	320,023	11,735,243
Quanta Services, Inc.	240,776	9,623,817
		31,033,580
Electrical Equipment-20.56%
American Superconductor Corp.(b)	248,362	2,309,767
Ballard Power Systems, Inc. (Canada)(b)(c)	714,216	10,156,151
Bloom Energy Corp., Class A(b)(c)	1,083,224	13,172,004
FuelCell Energy, Inc.(b)(c)	4,130,942	9,212,001
Plug Power, Inc.(b)(c)	1,287,853	9,929,347
Sunrun, Inc.(b)	463,469	17,004,678
TPI Composites, Inc.(b)	460,963	11,791,433
Vivint Solar, Inc.(b)	910,328	18,516,071
		92,091,452
Electronic Equipment, Instruments & Components-2.15%
Itron, Inc.(b)	138,691	9,647,346
Independent Power and Renewable Electricity Producers-6.93%
Atlantica Sustainable Infrastructure PLC (Spain)	323,987	9,709,890
Ormat Technologies, Inc.	158,326	9,420,397
Sunnova Energy International, Inc.(b)	475,775	11,899,133
		31,029,420
Machinery-4.53%
ESCO Technologies, Inc.	124,066	10,662,232
Woodward, Inc.	128,603	9,637,509
		20,299,741
	Shares	Value
Oil, Gas & Consumable Fuels-2.48%
Renewable Energy Group, Inc.(b)	402,098	$11,089,863
Professional Services-2.12%
Willdan Group, Inc.(b)	385,481	9,505,961
Semiconductors & Semiconductor Equipment-29.03%
Advanced Energy Industries, Inc.(b)	149,934	11,030,644
Canadian Solar, Inc. (Canada)(b)	538,784	11,928,678
Cree, Inc.(b)	166,646	11,485,242
Daqo New Energy Corp., ADR (China)(b)	137,140	15,210,197
Enphase Energy, Inc.(b)	200,685	12,113,347
First Solar, Inc.(b)	204,845	12,198,520
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	577,468	11,058,512
SolarEdge Technologies, Inc.(b)	65,655	11,496,191
SunPower Corp.(b)(c)	1,390,556	12,973,888
Universal Display Corp.	61,833	10,786,767
Veeco Instruments, Inc.(b)	720,799	9,745,202
		130,027,188
Total Common Stocks & Other Equity Interests (Cost $334,499,490)		447,701,929

Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $341,175)	341,175	341,175
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $334,840,665)		448,043,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.19%
Invesco Private Government Fund, 0.06%(d)(e)(f)	67,833,187	67,833,187
Invesco Private Prime Fund, 0.15%(d)(e)(f)	22,606,541	22,611,061
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,444,249)		90,444,248
TOTAL INVESTMENTS IN SECURITIES-120.23% (Cost $425,284,914)		538,487,352
OTHER ASSETS LESS LIABILITIES-(20.23)%		(90,616,491)
NET ASSETS-100.00%		$447,870,861

See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$341,342	$1,607,286	$(1,607,453)	$-	$-	$341,175	$92
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,947,742	118,976,005	(100,090,560)	-	-	67,833,187	6,641
Invesco Private Prime Fund	-	44,805,324	(22,196,100)	(1)	1,838	22,611,061	3,948
Total	$49,289,084	$165,388,615	$(123,894,113)	$(1)	$1,838	$90,785,423	$10,681

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$669,750,174	$-	$-	$669,750,174
Money Market Funds	668,615	62,759	-	731,374
Total Investments	$670,418,789	$62,759	$-	$670,481,548
Invesco CleantechTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$234,109,640	$-	$-	$234,109,640
Money Market Funds	-	1,928,635	-	1,928,635
Total Investments	$234,109,640	$1,928,635	$-	$236,038,275
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,528,425,627	$-	$-	$1,528,425,627
Money Market Funds	240,469	56,768,381	-	57,008,850
Total Investments	$1,528,666,096	$56,768,381	$-	$1,585,434,477
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,581,427	$-	$-	$141,581,427
Money Market Funds	9,670,060	11,358,648	-	21,028,708
Total Investments in Securities	151,251,487	11,358,648	-	162,610,135
Other Investments - Assets*
Swap Agreements	-	13,217	-	13,217
Other Investments - Liabilities*
Swap Agreements	-	(270,934)	-	(270,934)
Total Other Investments	-	(257,717)	-	(257,717)
Total Investments	$151,251,487	$11,100,931	$-	$162,352,418

	Level 1	Level 2	Level 3	Total
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,869,008	$-	$0	$185,869,008
Money Market Funds	299,737	15,772,294	-	16,072,031
Total Investments	$186,168,745	$15,772,294	$0	$201,941,039
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$111,623,046	$-	$-	$111,623,046
Money Market Funds	11,840	4,292,857	-	4,304,697
Total Investments	$111,634,886	$4,292,857	$-	$115,927,743
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$59,103,301	$-	$-	$59,103,301
Money Market Funds	268,017	3,279,193	-	3,547,210
Total Investments	$59,371,318	$3,279,193	$-	$62,650,511
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,080,834,101	$-	$-	$1,080,834,101
Money Market Funds	1,162,329	362,015	-	1,524,344
Total Investments	$1,081,996,430	$362,015	$-	$1,082,358,445
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$447,701,929	$-	$-	$447,701,929
Money Market Funds	341,175	90,444,248	-	90,785,423
Total Investments	$448,043,104	$90,444,248	$-	$538,487,352

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.